Note B - Securities - Securities by Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Due in one year or less, available for sale, amortized cost	$ 3,399
Due in one year or less, available for sale, fair value	3,413
Due in one year or less, held to maturity, amortized cost	641
Due in one year or less, held to maturity, fair value	644
Due in over one to five years, available for sale, amortized cost	13,180
Due in over one to five years, available for sale, fair value	13,323
Due in over one to five years, held to maturity, amortized cost	6,652
Due in over one to five years, held to maturity, fair value	6,813
Due in over five to ten years, available for sale, amortized cost
Due in over five to ten years, available for sale, fair value
Due in over five to ten years, held to maturity, amortized cost	4,738
Due in over five to ten years, held to maturity, fair value	4,945
Due after ten years, available for sale, amortized cost
Due after ten years, available for sale, fair value
Due after ten years, held to maturity, amortized cost
Due after ten years, held to maturity, fair value
Agency mortgage-backed securities, residential, available for sale, amortized cost	88,071
Agency mortgage-backed securities, residential, available for sale, fair value	88,582
Agency mortgage-backed securities, residential, held to maturity, amortized cost	2
Agency mortgage-backed securities, residential, held to maturity, fair value	2
Total debt securities, available for sale, amortized cost	104,650	$ 104,867
Total debt securities, available for sale, fair value	105,318	102,164
Total debt securities, held to maturity, amortized cost	12,033	15,816
Total debt securities, held to maturity, fair value	$ 12,404	$ 16,234